EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY UNDER THE 2010 AND 2019 PLAN

The stock option activity under the 2010 and 2019 Plan for the years ended December 31, 2024 and 2023 was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding at December 31, 2023	759,922	17.48	$113,929	6.06
Options granted	677,424	2.24
Options forfeited or expired	(561,097)	16.84
Options outstanding(1) at December 31, 2024	876,249	$6.11	$-	7.71

Exercisable options at December 31, 2024	542,685	$7.24	$-	6.89

(1)	Options outstanding include options vested and expected to vest

SUMMARY OF RSU ACTIVITY

The following table summarizes RSU activity for the 2019 Plan during the years ended December 31, 2024 and 2023.

	Number of Shares	Weighted Average Grant Date Fair Value per Share
RSUs outstanding at December 31, 2023	59,463	$3.19
RSUs granted	318,951	1.13
RSUs vested and issued	(199,076)	1.49
RSUs forfeited or expired	(30,277)	3.16
RSUs outstanding at December 31, 2024	149,061	$1.02

SCHEDULE OF ALLOCATION OF EMPLOYEE STOCK-BASED COMPENSATION EXPENSE BY FUNCTIONAL AREA

The allocation of non-cash stock-based compensation expense by functional area for the year ended December 31, 2024 and 2023 was as follows.

	Year Ended
	December 31,
(in thousands)	2024	2023
Cost of revenue	$36	$33
Research and development	195	325
Sales and marketing	153	47
General and administrative	1,110	1,319
Total	$1,494	$1,724